Income taxes - Schedule of deferred tax assets (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	$ 0	$ 0	$ 0
Arising on a business combination	0	(49,442)	0
Recognized in profit or loss	0	49,442	0
Balance at ending	0	0	0
Net operating loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	0	0	48,045
Arising on a business combination	48,045	0	(48,045)
Recognized in profit or loss	0	26,459	0
Balance at ending	48,045	26,459	0
Intangibles and development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	0	0	(48,045)
Arising on a business combination	(48,045)	(49,442)
Recognized in profit or loss		22,983
Balance at ending	(48,045)	(26,459)	0
Impairment provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	0	$ 0	(48,045)
Arising on a business combination	(48,045)		48,045
Recognized in profit or loss	0		0
Balance at ending	$ (48,045)		$ 0